Warrants Issued to Preferred Stockholders (Details) - USD ($)			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 29, 2023	Dec. 19, 2023	Dec. 28, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 24, 2024	Nov. 07, 2024	Jun. 18, 2024
Warrants Issued to Preferred Stockholders [Line Items]
Converted shares								2,125
Adjusted to fair value (in Dollars)							$ 5,284,494	$ 5,284,494	$ (420,245)
Warrants issued shares				69,704		69,704		11,500,000
Warrants received								19,969
Reverse stock split		300						10	1,653
Warrant received stock split								39,057,679
Warrant holders exercised shares										1	1	1,267,728
Reverse stock split	10,000							14,229
Private Placement [Member]
Warrants Issued to Preferred Stockholders [Line Items]
Converted shares								11,016
Warrants issued shares								310,977
Reverse stock split								391,027
Warrant holders exercised shares								553
Reverse stock split								1,101,473
Maximum [Member] | Private Placement [Member]
Warrants Issued to Preferred Stockholders [Line Items]
Warrants issued shares								380,011
Reverse stock split								158
Minimum [Member] | Private Placement [Member]
Warrants Issued to Preferred Stockholders [Line Items]
Warrants issued shares								19,416
Reverse stock split								3,113
Second Reverse Stock Split [Member]
Warrants Issued to Preferred Stockholders [Line Items]
Reverse stock split				204	7	204	2	37,956,206
Reverse stock split								273,791
Common Stock [Member]
Warrants Issued to Preferred Stockholders [Line Items]
Converted shares			32,999,472					84,286
Warrants issued shares				5,296		5,296
Reverse stock split				13,190				8,428,621
Reverse stock split								10,715
Common Stock [Member] | Second Reverse Stock Split [Member]
Warrants Issued to Preferred Stockholders [Line Items]
Reverse stock split	199,994
Preferred Stock [Member]
Warrants Issued to Preferred Stockholders [Line Items]
Converted shares			3,502,040